Financial Instruments - Interest bearing loans and borrowings (Details) - Loans and Borrowings - EUR (€) € in Millions	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 1,740.1	€ 1,706.4
Carrying value	1,724.5	1,688.4
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0	0.0
Carrying value	(6.4)	(6.9)
Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,330.8	1,295.1
Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,335.2	1,300.4
Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.1	0.2
Carrying value	0.1	0.2
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	400.0	400.0
2024 fixed rate senior secured notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 404.8	€ 405.8